Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) Group shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 25, 2021 Employee $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and company performance for the fiscal years listed below. The Human Resources Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown.
2022 Pay Versus Performance Table
Year (a)	Summary Compensation Table (SCT) Total for PEO(1) ($)(b)	Compensation Actually Paid(2), (3) to PEO ($)(c)	Average SCT Total non-PEO NEOs(1) ($)(d)	Average Compensation Actually Paid(2), (3) to non-PEO NEOs ($)(e)	Value of Initial Fixed $100 Investment based on:		Net Income ($ millions) (h)	Rela- tive TSR(5) (i)
					TSR ($)(f)	Peer Group(4) TSR ($)(g)
2022	7,761,196	6,710,784	2,902,402	2,733,528	97.30	99.67	135	19.9%
2021(6)	11,176,606	15,683,430	2,790,546	3,712,300	108.93	131.78	(195)	19.9%
2020	4,443,270	1,624,068	1,363,271	782,922	80.26	92.00	(461)	3.1%
(1)	Colin Reed was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.
2020 – 2022
Mark Fioravanti
Jennifer Hutcheson
Patrick Chaffin
Scott Lynn
(2)
The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s PEO and Non-PEO NEOs. The amounts shown for CAP reflect the Summary Compensation Table (SCT) total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid (CAP) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table (SCT).

Year	Summary Compensation Table (SCT) Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid (CAP) to PEO ($)
2022	7,761,196	(3,301,354)	2,250,942	6,710,784
2021	11,176,606	(6,750,915)	11,257,739	15,683,430
2020	4,443,270	(3,312,847)	493,645	1,624,068
Year	Average Summary Compensation Table (SCT) Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid (CAP) to Non-PEO NEOs ($)
2022	2,902,402	(1,028,394)	859,520	2,733,528
2021	2,790,546	(1,349,224)	2,270,979	3,712,300
2020	1,363,271	(785,952)	205,602	782,922
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	3,662,826	(1,325,860)	—	(86,024)	—	—	2,250,942
2021	8,049,720	2,453,354	—	754,665	—	—	11,257,739
2020	2,419,550	(1,292,386)	—	(633,519)	—	—	493,645
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,130,257	(250,132)	—	(20,605)	—	—	859,520
2021	1,607,947	533,960	—	129,072	—	—	2,270,979
2020	572,570	(242,110)	—	(124,858)	—	—	205,602
(4)
The Peer Group Total Stockholder Return (TSR) set forth in this table utilizes the FTSE NAREIT Equity REITs Index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our 2022 annual report to stockholders. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the company and in the FTSE NAREIT Equity REITs Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
As described in the Compensation Discussion and Analysis, the TSR-linked performance-based RSUs granted in 2022 will be determined by comparing our Total Stockholder Return (TSR) performance during the three-year performance period relative to the median of the Total Stockholder Return (TSR) performance of two peer groups, weighted equally: (1) our 2022 Compensation Peer Group; and (2) selected companies within the FTSE NAREIT Lodging Resorts Index. We determined Relative Total Stockholder Return (TSR) (Outperformance of 2022 Compensation Peer Group) to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022, given its impact on our determination of the change in value of the 2022 TSR-linked performance-based RSUs. As required under SEC guidance the table above reflects our relative outperformance (i.e., above the median) for each listed fiscal year as compared with the 2022 Compensation Peer Group. The company’s three-year TSR outperformance against the applicable peer groups, measured at the end of the three-year performance period ending on December 31, 2022, 2021 and 2020, was approximately 36%, 41% and 30%, respectively. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

(6)
The compensation figures set forth in this row were elevated in fiscal 2021 because of the special one-time performance-based RSU grants awarded to each NEO on February 25, 2021. This one-time grant of a special stock price-linked performance-based RSU award was made to each NEO and to each director-level and above employee of the company (a total of 52 employees) to incentivize management’s efforts to return the company’s financial performance to pre-pandemic levels and to encourage retention in a challenging labor market. These awards will vest at the end of a three-year performance period, extending from March 1, 2021 until March 1, 2024, to the extent that our common stock trades for a period of time above $100.98 and $109.05 per share, which represented (i) a 25% premium and a 35% premium, respectively, to our common stock closing price on the date of the award ($80.78), and (ii) a 10% premium and a 19% premium, respectively, to our then all-time high common stock closing price as of the date of the award ($91.49). There is no minimum payout level associated with these performance-based RSU awards (i.e., all of this compensation is “at risk”). As of December 31, 2022, no awards had been earned under this program. For additional information regarding these special one-time performance-based RSU grants, see Compensation Discussion and Analysis—2022 Compensation Decisions—One-Time 2021 Long-Term Stockholder Value Creation Program Awards.

Company Selected Measure Name	Relative Total Stockholder Return
Named Executive Officers, Footnote [Text Block]
(1)	Colin Reed was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are listed below.
2020 – 2022
Mark Fioravanti
Jennifer Hutcheson
Patrick Chaffin
Scott Lynn

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group Total Stockholder Return (TSR) set forth in this table utilizes the FTSE NAREIT Equity REITs Index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our 2022 annual report to stockholders. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the company and in the FTSE NAREIT Equity REITs Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 7,761,196	$ 11,176,606	$ 4,443,270
PEO Actually Paid Compensation Amount	$ 6,710,784	15,683,430	1,624,068
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid (CAP) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table (SCT).

Year	Summary Compensation Table (SCT) Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid (CAP) to PEO ($)
2022	7,761,196	(3,301,354)	2,250,942	6,710,784
2021	11,176,606	(6,750,915)	11,257,739	15,683,430
2020	4,443,270	(3,312,847)	493,645	1,624,068
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	3,662,826	(1,325,860)	—	(86,024)	—	—	2,250,942
2021	8,049,720	2,453,354	—	754,665	—	—	11,257,739
2020	2,419,550	(1,292,386)	—	(633,519)	—	—	493,645

Non-PEO NEO Average Total Compensation Amount	$ 2,902,402	2,790,546	1,363,271
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,733,528	3,712,300	782,922
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid (CAP) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table (SCT).

Year	Average Summary Compensation Table (SCT) Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid (CAP) to Non-PEO NEOs ($)
2022	2,902,402	(1,028,394)	859,520	2,733,528
2021	2,790,546	(1,349,224)	2,270,979	3,712,300
2020	1,363,271	(785,952)	205,602	782,922
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,130,257	(250,132)	—	(20,605)	—	—	859,520
2021	1,607,947	533,960	—	129,072	—	—	2,270,979
2020	572,570	(242,110)	—	(124,858)	—	—	205,602

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of the Relationships Between Executive Compensation Actually Paid (CAP) and Metrics on the Pay Versus Performance Table
Description of Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid (CAP) and Company Total Shareholder Return (TSR)
The following chart sets forth the relationship between Compensation Actually Paid (CAP) to our PEO, the average of Compensation Actually Paid (CAP) to our other NEOs, and the company’s cumulative Total Stockholder Return (TSR) over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of the Relationships Between Executive Compensation Actually Paid (CAP) and Metrics on the Pay Versus Performance Table
Description of Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid (CAP) and Net Income
The following chart sets forth the relationship between Compensation Actually Paid (CAP) to our PEO, the average of Compensation Actually Paid (CAP) to our other NEOs, and the company’s net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of the Relationships Between Executive Compensation Actually Paid (CAP) and Metrics on the Pay Versus Performance Table
Description of Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid (CAP) and Relative Total Stockholder Return (TSR) (Outperformance of 2022 Compensation Peer Group)
The following chart sets forth the relationship between Compensation Actually Paid (CAP) to our PEO, the average of Compensation Actually Paid (CAP) to our other NEOs, and the company’s Relative Total Stockholder Return (TSR) (Outperformance of 2022 Compensation Peer Group) during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of the Relationships Between Executive Compensation Actually Paid (CAP) and Metrics on the Pay Versus Performance Table
Description of Relationship Between Company Total Stockholder Return (TSR) and Peer Group Total Stockholder Return (TSR)
The following chart compares our cumulative Total Stockholder Return (TSR) over the three most recently completed fiscal years to that of the FTSE NAREIT Equity REITs Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid (CAP) to our PEO and other non-PEO NEOs for 2022 to company performance. The measures in this table are not ranked.
Most Important Financial Performance Measures
Relative TSR (Outperformance of 2022 Compensation Peer Group)
Relative TSR (Outperformance of Identified Companies within the FTSE NAREIT Lodging Resorts Index)
Total Consolidated Revenue
AFFO Available to Common Stockholders and Unit Holders
Consolidated Adjusted EBITDAre Margin

Total Shareholder Return Amount	$ 97.3	108.93	80.26
Peer Group Total Shareholder Return Amount	99.67	131.78	92
Net Income (Loss)	$ 135,000,000	$ (195,000,000)	$ (461,000,000)
Company Selected Measure Amount	0.199	0.199	0.031
PEO Name	Colin Reed	Colin Reed	Colin Reed
Term of performance period	3 years
Number of peer groups used to calculate median TSR performance | Group	2
TSR outperformance against applicable peer groups	36.00%	41.00%	30.00%
Number of employees receiving one-time grant of special stock price-linked performance-based RSU award | Employee				52
Closing price of stock on date of award with 25% premium (in dollars per share) | $ / shares				$ 100.98
Closing price of stock on date of award with 35% premium (in dollars per share) | $ / shares				$ 109.05
Premium on closing price of stock on date of award, minimum				25.00%
Premium on closing price of stock on date of award, maximum				35.00%
Closing price of stock on date of award ( in dollars per share) | $ / shares				$ 80.78
Premium on all-time high closing price of stock on date of award, minimum				10.00%
Premium on all-time high closing price of stock on date of award, maximum				19.00%
All-time high closing price of stock on date of award (in dollars per share) | $ / shares				$ 91.49
Number of stock price-linked performance-based RSU awards earned (in shares) | shares	0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (Outperformance of 2022 Compensation Peer Group)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (Outperformance of Identified Companies within the FTSE NAREIT Lodging Resorts Index)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Consolidated Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	AFFO Available to Common Stockholders and Unit Holders
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Adjusted EBITDAre Margin
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,301,354)	$ (6,750,915)	$ (3,312,847)
PEO [Member] | Adjustment for Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,250,942	11,257,739	493,645
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,662,826	8,049,720	2,419,550
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,325,860)	2,453,354	(1,292,386)
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(86,024)	754,665	(633,519)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,028,394)	(1,349,224)	(785,952)
Non-PEO NEO [Member] | Adjustment for Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	859,520	2,270,979	205,602
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,130,257	1,607,947	572,570
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(250,132)	533,960	(242,110)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(20,605)	129,072	(124,858)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0